Stock-Based Compensation (Tables) - Enjoy Technology [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary Of The Status Of The Stock Options
A summary of the status of the stock options as of June 30, 2021, and changes during the six months then ended is presented below (in thousands except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at December 31, 2020	22,874,790	0.62	7.71	$51,134
Options granted	10,231,800	3.11
Options exercised	(3,073,937)	0.49
Options cancelled	(786,568)	1.64

Balance at June 30, 2021	29,246,085	1.48	8.17	$57,635

Options exercisable as of June 30, 2021	11,902,445	0.62	6.91	$33,725

Vested and expected to vest—June 30, 2021	29,246,085	1.48	8.17	$57,635

A summary of the status of the stock options as of December 31, 2020 and 2019, and changes during the years then ended are presented below (in thousands except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at January 1, 2019	17,467,312	$0.31	8.29	$2,177
Options granted	10,331,400	0.89
Options exercised	(2,276,594)	0.21
Options cancelled	(3,893,878)	0.41

Balance at December 31, 2019	21,628,240	0.58	8.49	$6,783
Options granted	4,229,800	0.89
Options exercised	(802,253)	0.41
Options cancelled	(2,181,097)	0.74

Balance at December 31, 2020	22,874,690	0.62	7.71	$51,134

Options exercisable as of December 31, 2020	12,289,789	0.49	7.00	$29,151

Vested and expected to vest—December 31, 2020	22,874,690	$0.62	7.71	$51,134

Summary Of Stock-Based Compensation Expense
The Company recognized stock-based compensation expense on all awards in the following categories in the consolidated statement of operations and comprehensive loss for the six months ended June 30, 2021 and 2020 (in thousands):

	Six Months Ended June 30,
	2021	2020
Cost of revenue	$53	$18
Operations and technology	489	327
General and administrative	1,368	529

Total stock-based compensation expense	$1,910	$874

The Company recognized stock-based compensation expense on all awards in the following categories in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2020 and 2019 (in thousands):

	Years Ended December 31,
	2020	2019
Cost of revenue	$34	$15
Operations and technology	631	484
General and administrative	1,084	295

Total stock-based compensation expense	$1,749	$794

Summary of Restricted Stock Units
The following table summarizes information pertaining to RSUs during the six months ended June 30, 2021 (in thousands, except for weighted-average grant-date fair value):

	Number of RSUs	Weighted-Average Grant Date Fair Value per Share	Aggregate Intrinsic Value
Outstanding at December 31, 2020	—	$—	$—
Granted	2,083	3.45	7,186
Released	—	—	—
Cancelled/Forfeited	—	—	—

Outstanding at June 30, 2021	2,083	$3.45	$7,186